Stock-Based Compensation - Schedule of Stock Options Granted Using the Black-Scholes Valuation Model (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of the Company Estimated the Fair Value of the Stock Options Granted Using the Black-Scholes Valuation [Line Items]
Risk-free interest rate	3.94%
Expected term (years)	5 years
Expected volatility	82.30%
Expected dividends	0.00%		0.00%
Minimum [Member]
Schedule of the Company Estimated the Fair Value of the Stock Options Granted Using the Black-Scholes Valuation [Line Items]
Risk-free interest rate			3.62%
Expected term (years)			5 years 6 months
Expected volatility			95.00%
Maximum [Member]
Schedule of the Company Estimated the Fair Value of the Stock Options Granted Using the Black-Scholes Valuation [Line Items]
Risk-free interest rate			3.67%
Expected term (years)			6 years
Expected volatility			97.00%